Subsidiaries - Schedule of Non-Wholly Owned Subsidiaries That Have Material Non-Controlling Interests (Detail) - TRY (₺) ₺ in Thousands		12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interests		₺ 2,534	₺ 30,203	₺ 156,270
Accumulated non-controlling interests	₺ 36,455	171	36,455
Subsidiaries with immaterial non-controlling interests [member]
Disclosure of subsidiaries [line items]
Profit/(loss) allocated to non-controlling interests		2,534	21
Accumulated non-controlling interests	₺ 148	₺ 171	148
Inteltek [member]
Disclosure of subsidiaries [line items]
Place of incorporation and principal place of business	Turkey
Proportion of ownership interests and voting rights held by non-controlling interest	45.00%
Profit/(loss) allocated to non-controlling interests			30,182
Accumulated non-controlling interests	₺ 36,307		₺ 36,307